7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tables/Schedules
Schedule of Stock option transactions and the number of stock options	Stock option transactions and the number of stock options for the year ended December 31, 2019 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2018	Granted	Exercised	cancelled	2019
March 3, 2019	$0.165	200,000	-	-	(200,000)	-
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	1,310,000	-	-	-	1,310,000
Tuesday, March 14, 2023	$0.10	1,800,000	-	-	-	1,800,000
Sunday, March 26, 2023	$0.10	40,000	-	-	-	40,000
Sunday, January 07, 2024	$0.05	-	183,000	-	-	183,000
Options outstanding		6,940,000	183,000	-	(200,000)	6,923,000
Options exercisable		6,940,000	183,000	-	(200,000)	6,923,000
Weighted average exercise price		$0.12	$0.05	$Nil	$0.165	$0.12

Stock option transactions and the number of stock options for the year ended December 31, 2018 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2017	Granted	Exercised	cancelled	2018
October 16, 2018	$0.10	1,145,000	-	-	(1,145,000)	-
March 3, 2019 *	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	1,310,000	-	-	-	1,310,000
Tuesday, March 14, 2023	$0.10	-	1,800,000	-	-	1,800,000
Sunday, March 26, 2023	$0.10	-	40,000	-	-	40,000
Options outstanding		6,245,000	1,840,000	-	(1,145,000)	6,940,000
Options exercisable		6,245,000	1,840,000	-	(1,145,000)	6,940,000
Weighted average exercise price		$0.12	$0.10	$Nil	$0.10	$0.12

Stock options transactions and the number of stock options for the year ended December 31, 2017 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2016	Granted	Exercised	cancelled	2017
January 27, 2017	$0.30	100,000	-	-	(100,000)	-
April 10, 2017	$0.30	720,000	-	-	(720,000)	-
July 15, 2017	$0.10	300,000	-	-	(300,000)	-
October 16, 2018	$0.10	1,145,000	-	-	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	-	1,310,000	-	-	1,310,000
Options outstanding		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Options exercisable		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Weighted average exercise price		$0.15	$0.10	$Nil	$0.25	$0.12